WARRANTS LIABILITIES (Details)		3 Months Ended	12 Months Ended
	Dec. 08, 2021	Mar. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
WARRANTS LIABILITIES
Warrants outstanding | shares		22,759,500	22,759,500
Derivative warrant liabilities | $		$ 1,974,578	$ 451,987	$ 10,580,041
Warrants
WARRANTS LIABILITIES
Derivative warrant liabilities | $		$ 2,426,565	$ 451,987
Private Placement Warrants
WARRANTS LIABILITIES
Warrants outstanding | shares		11,259,500	11,259,500
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days	30 days
Public Warrants
WARRANTS LIABILITIES
Warrants outstanding | shares		11,500,000	11,500,000
Warrants exercisable term from the completion of business combination		30 days	30 days
Warrants exercisable term from the closing of the public offering		12 months	12 months
Threshold period for filling registration statement after business combination		20 days	20 days
Threshold period for filling registration statement within number of days of business combination		60 days	60 days
Public Warrants expiration term		5 years	5 years
Derivative warrant liabilities | $			$ 451,987	$ 10,580,041
Public Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
WARRANTS LIABILITIES
Redemption period		30 days	30 days
Stock price trigger for redemption of public warrants		$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Threshold trading days for redemption of public warrants		10 days	10 days
Threshold consecutive trading days for redemption of public warrants | D		20
Public Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00
WARRANTS LIABILITIES
Stock price trigger for redemption of public warrants		$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)		$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Threshold trading days for redemption of public warrants		10 days	10 days
Threshold consecutive trading days for redemption of public warrants | D		20